MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

    SUPPLEMENT DATED SEPTEMBER 28, 1999 TO PROSPECTUS DATED FEBRUARY 27, 1999

      Effective immediately, the sidebar labeled "About the Portfolio Manager" on page 8 of the prospectus is amended to read as follows:

      "Clive D. Lang is the Portfolio Manager of the Fund. Mr. Lang has been associated with Merrill Lynch Asset Management U.K. Limited ("MLAM UK") since 1997, prior to which he was the Chief Investment Officer of Panagora Asset Management Limited."

      In addition, the sidebar labeled "About the Investment Adviser" on page 8 of the prospectus is amended to read as follows:

      "The Fund is managed by Merrill Lynch (Suisse) Investment Management, S.A. (the "Investment Adviser"), which in turn receives investment advice through a subadvisory agreement with MLAM UK."

      The third sentence of the first paragraph on page 22 under "Management of the Fund" is amended to read as follows:

      "The Investment Adviser and the Fund have hired MLAM UK to provide day-to-day investment advice for the Fund, and Fund Asset Management, L.P. ("FAM") to manage the Fund's daily cash. MLAM UK and FAM are affiliates of the Investment Adviser and the Fund."


Code #16458-10-99ALL

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

                     SUPPLEMENT DATED SEPTEMBER 28, 1999 TO
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 1999


      Effective immediately, information regarding Christophe Velay on page 16 of the statement of additional information under "Management of the Fund - Trustees and Officers" is amended to read as follows:

      "CHRISTOPHE VELAY (42) - Vice President(1) - Portfolio Manager of Merrill Lynch Bank (Suisse) S.A. since 1986."

      In addition, the information regarding Lorraine D. Mandel on page 16 of the statement of additional information under "Management of the Fund - Trustees and Officers" is deleted in its entirety and replaced with the following:

      "ROBERT HARRIS (47) - Secretary (1)(2) - First Vice President of MLAM since 1997; Vice President of MLAM from 1984 to 1997 and attorney associated with MLAM since 1980; Secretary of Princeton Funds Distributor, Inc. since 1982."

      The first sentence of the first paragraph on page 18 of the statement of additional information under "Management of the Fund - Management and Advisory Arrangements" is amended to read as follows:

      "The Investment Adviser has also entered into sub-advisory agreements with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") and Fund Asset Management, L.P. ("FAM"), pursuant to which MLAM U.K. provides day-to-day investment advice for the Fund and FAM provides investment advisory services with respect to the management of the Fund's cash position."


Code # 16459-10-99ALL